Premises And Equipment (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Premises And Equipment [Abstract]
Capitalized leases, principally related to data processing equipment	¥ 45,883	¥ 66,006
Accumulated depreciation on capitalized leases, principally related to data processing equipment	31,090	52,223
BTMU's financing obligation on sales and leaseback of land and buildings	48,500	50,875
Impairment loss of long-lived assets	10,913	11,332	9,198
Impairment loss of real estate held for sale	¥ 5,209	¥ 199	¥ 1,350